Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

21. OTHER CURRENT LIABILITIES

As at December 31,	2019	2018
Deferred revenue (Note 23)	$65,704	$102,645
Decommissioning liabilities (Note 23)	826	1,068
Uncertain tax positions	1,315	1,315
Income taxes payable	118	4,231
Lease liabilities	1,866	—
Other	2,486	4,030
Other current liabilities	$72,315	$113,289